DECOMMISSIONING LIABILITIES - Rollforward of Decommissioning Liabilities (Details) - Provision for decommissioning liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance, beginning of year	$ 60,611	$ 62,844
Incurred on development activities	678	1,501
Acquired through asset acquisitions	3,462	0
Revisions on estimates	37	3,210
Decommissioning costs incurred	(2,242)	(2,758)
Reversed on dispositions	0	(5,473)
Accretion expense	1,328	1,287
Balance, end of year	$ 63,874	$ 60,611